Comprehensive Income/(Loss) Comprehensive Income/(Loss) - Summary of Reclassifications Out of AOCI (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	$ 2	$ (3)
Income Tax Expense (Benefit)	68	51
Net income	279	198
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Amortization of unrecognized gains/(losses)	(1)	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1	2
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0	0
Gain/(Loss) From Continuing Operations Before Income Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	1	6
Gain/(Loss) From Continuing Operations Before Income Tax [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	0	2
Provision for Income Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net deferred (gains)/losses on cash flow hedges reclassified to earnings	(2)	(3)
Provision for Income Tax [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income Tax Expense (Benefit)	0	(1)
Gain/(Loss) From Continuing Operations, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1)	3
Gain/(Loss) From Continuing Operations, Net of Tax [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income	0	1
Interest rate contracts | Interest expense | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(4)	0
Foreign exchange contracts | Sales | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(1)	0
Foreign exchange contracts | Cost of sales | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(5)	(5)
Foreign exchange contracts | Selling, general and administrative expenses | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	0	0
Foreign exchange contracts | Other income/(expense), net | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	(1)	(1)
Foreign exchange contracts | Interest expense | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	$ 0	$ 0